Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Gross Carrying Amount - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	$ 105,382	$ 142,632
ECL allowance, Beginning balance	125	326
New financial assets originated		85,533
Transfers to stage 1		0
Transfers to stage 2		0
Transfers to stage 3		0
Assets derecognised or matured (excluding write-off)		(138,700)
Changes in measument of financial assets		15,917
New financial assets originated		162
Assets derecognised or matured (excluding write-off)		(313)
Changes due to changes un credit risk		(50)
Write-off		0
Write-off		0
Other adjustments	0	0
ECL allowance, Ending balance		125
Gross carrying amount, Ending balance		105,382
Commercial loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	105,382
ECL allowance, Beginning balance	125
New financial assets originated	36,909
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Assets derecognised or matured (excluding write-off)	(89,808)
Changes in measument of financial assets	3,663
New financial assets originated	148
Assets derecognised or matured (excluding write-off)	(29)
Changes due to changes un credit risk	897
Write-off	0
Write-off	0
Other adjustments	0
Other adjustments	0
ECL allowance, Ending balance	1,141	125
Gross carrying amount, Ending balance	56,146	105,382
Mortgage loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	0
ECL allowance, Beginning balance	0
New financial assets originated	21,060
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Assets derecognised or matured (excluding write-off)	0
Changes in measument of financial assets	(1,139)
New financial assets originated	22
Assets derecognised or matured (excluding write-off)	0
Changes due to changes un credit risk	1
Write-off	0
Write-off	0
Other adjustments	0
Other adjustments	0
ECL allowance, Ending balance	23	0
Gross carrying amount, Ending balance	19,921	0
Stage 1
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	105,382	142,632
ECL allowance, Beginning balance	125	326
New financial assets originated		85,533
Transfers to stage 1		0
Transfers to stage 2		0
Transfers to stage 3		0
Assets derecognised or matured (excluding write-off)		(138,700)
Changes in measument of financial assets		15,917
New financial assets originated		162
Assets derecognised or matured (excluding write-off)		(313)
Changes due to changes un credit risk		(50)
Write-off		0
Write-off		0
Other adjustments		0
ECL allowance, Ending balance		125
Gross carrying amount, Ending balance		105,382
Stage 1 | Commercial loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	105,382
ECL allowance, Beginning balance	125
New financial assets originated	36,909
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Assets derecognised or matured (excluding write-off)	(89,808)
Changes in measument of financial assets	3,663
New financial assets originated	148
Assets derecognised or matured (excluding write-off)	(29)
Changes due to changes un credit risk	897
Write-off	0
Write-off	0
Other adjustments	0
Other adjustments	0
ECL allowance, Ending balance	1,141	125
Gross carrying amount, Ending balance	56,146	105,382
Stage 1 | Mortgage loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	0
ECL allowance, Beginning balance	0
New financial assets originated	21,060
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Assets derecognised or matured (excluding write-off)	0
Changes in measument of financial assets	(1,139)
New financial assets originated	22
Assets derecognised or matured (excluding write-off)	0
Changes due to changes un credit risk	1
Write-off	0
Write-off	0
Other adjustments	0
Other adjustments	0
ECL allowance, Ending balance	23	0
Gross carrying amount, Ending balance	19,921	0
Stage 2
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	0	0
ECL allowance, Beginning balance	0	0
New financial assets originated
Transfers to stage 1		0
Transfers to stage 2		0
Transfers to stage 3		0
Assets derecognised or matured (excluding write-off)		0
Changes in measument of financial assets		0
New financial assets originated
Assets derecognised or matured (excluding write-off)		0
Changes due to changes un credit risk		0
Write-off		0
Write-off		0
Other adjustments		0
ECL allowance, Ending balance		0
Gross carrying amount, Ending balance		0
Stage 2 | Commercial loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	0
ECL allowance, Beginning balance	0
New financial assets originated
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Assets derecognised or matured (excluding write-off)	0
Changes in measument of financial assets	0
New financial assets originated
Assets derecognised or matured (excluding write-off)	0
Changes due to changes un credit risk	0
Write-off	0
Write-off	0
Other adjustments	0
Other adjustments	0
ECL allowance, Ending balance	0	0
Gross carrying amount, Ending balance	0	0
Stage 2 | Mortgage loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	0
ECL allowance, Beginning balance	0
New financial assets originated
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Assets derecognised or matured (excluding write-off)	0
Changes in measument of financial assets	0
New financial assets originated	0
Assets derecognised or matured (excluding write-off)	0
Changes due to changes un credit risk	0
Write-off	0
Write-off	0
Other adjustments	0
Other adjustments	0
ECL allowance, Ending balance	0	0
Gross carrying amount, Ending balance	0	0
Stage 3
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	0	0
ECL allowance, Beginning balance	0	0
New financial assets originated
Transfers to stage 1		0
Transfers to stage 2		0
Transfers to stage 3		0
Assets derecognised or matured (excluding write-off)		0
Changes in measument of financial assets		0
New financial assets originated
Assets derecognised or matured (excluding write-off)		0
Changes due to changes un credit risk		0
Write-off		0
Write-off		0
Other adjustments		0
ECL allowance, Ending balance		0
Gross carrying amount, Ending balance		0
Stage 3 | Commercial loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	0
ECL allowance, Beginning balance	0
New financial assets originated
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Assets derecognised or matured (excluding write-off)	0
Changes in measument of financial assets	0
New financial assets originated
Assets derecognised or matured (excluding write-off)	0
Changes due to changes un credit risk	0
Write-off	0
Write-off	0
Other adjustments	0
Other adjustments	0
ECL allowance, Ending balance	0	0
Gross carrying amount, Ending balance	0	0
Stage 3 | Mortgage loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	0
ECL allowance, Beginning balance	0
New financial assets originated
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Assets derecognised or matured (excluding write-off)	0
Changes in measument of financial assets	0
New financial assets originated	0
Assets derecognised or matured (excluding write-off)	0
Changes due to changes un credit risk	0
Write-off	0
Write-off	0
Other adjustments	0
Other adjustments	0
ECL allowance, Ending balance	0	0
Gross carrying amount, Ending balance	$ 0	$ 0